[LOGO OF USAA]
   USAA(R)

                     USAA MONEY
                               MARKET Fund

                              [GRAPHIC OF USAA MONEY MARKET FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                         I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]      WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                      AS TO THE TRUE HEALTH OF THE ECONOMY

                                          AND ITS POTENTIAL FOR GROWTH.

                                                       "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S.
                 economy is also in need of a boost from corporate America. But corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    1

FINANCIAL INFORMATION

   Portfolio of Investments                                                   8

   Notes to Portfolio of Investments                                         23

   Financial Statements                                                      24

   Notes to Financial Statements                                             27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

                                                                               1
 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission
                 (SEC) guidelines applicable to money market funds.


--------------------------------------------------------------------------------
                                    1/31/03               7/31/02
--------------------------------------------------------------------------------
Net Assets                      $3,493.6 Million      $3,569.5 Million
Net Asset Value Per Share             $1.00                 $1.00


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 1/31/03
--------------------------------------------------------------------------------
  7/31/02 TO 1/31/03*      1 YEAR      5 YEARS      10 YEARS      7-DAY YIELD
         0.69%              1.48%       4.30%         4.52%          1.12%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                   7-DAY YIELD COMPARISON

              [CHART OF 7-DAY YIELD COMPARISON]


                       USAA MONEY
                       MARKET FUND         IMONEYNET AVERAGE
                       -----------         -----------------

 1/29/2002                1.67%                  1.29%
 2/26/2002                1.64                   1.22
 3/26/2002                1.59                   1.20
 4/30/2002                1.62                   1.19
 5/28/2002                1.57                   1.14
 6/25/2002                1.56                   1.15
 7/30/2002                1.48                   1.10
 8/27/2002                1.49                   1.06
 9/24/2002                1.50                   1.06
10/29/2002                1.51                   1.02
11/26/2002                1.24                   0.82
12/31/2002                1.20                   0.74
 1/28/2003                1.13                   0.66


                         [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 1/28/03.

                 The graph tracks the USAA Money Market Fund's seven-day yield against iMoneyNet, Inc. Money Fund Averages(TM)/First Tier, an average of first-tier major money market fund yields.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]   Pamela Bledsoe Noble, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The seven-day yield on your USAA Money Market Fund has decreased from 1.47% on July 31, 2002, to 1.12% on January 31, 2003. The total return for the same period was 0.69%, compared to an average of 0.47% for all retail money market funds ranked by iMoneyNet, Inc. According to iMoneyNet, the Fund was ranked 22 out of 347 money market funds for the 6-month period ended January 31, 2003.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Since our last report, yields on short-term securities continued to fall throughout the market on the expectation of another interest rate cut by the Federal Reserve Board (the
                 Fed). The economy, which showed signs of strength early in 2002, weakened during the summer and fall. In November, the Fed eased the federal funds rate (the rate charged by banks for overnight loans) by one-half percent (0.50%) to 1.25%, the 12th rate cut since January 2001. Investors, more reassured about corporate governance and

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 financial reporting, worried instead about the geopolitical situation and the possibility of new terrorist attacks.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Because of the low-interest-rate environment, we sought to lock in higher yields by purchasing fixed-rate securities with longer maturities when we thought they added value. As a result, the weighted average maturity of the Fund was about 60 days between August and October. As yields in the marketplace decreased in anticipation of a November Fed interest rate cut, we saw little value in purchasing longer-dated securities and instead focused on three- to six-month paper. As a result, our maturity shortened to 41 days, slightly less than the peer group average of 47 days.

                 We also increased our holdings of variable-rate demand notes (VRDNs) because they offered slightly higher yields than commercial paper and had better credit profiles. (VRDNs, which generally have interest rates that are reset weekly, include a demand feature that allows the owner to sell the bond back to the issuer at par value with notice of seven days or less.) In addition, commercial paper is always scarce in January because most companies fund their end-of-the-calendar-year needs through January and into February. As a result, commercial paper yields in January are not very attractive, and we try to avoid reinvestment during this period as much as possible.

WHAT IS THE OUTLOOK?

                 The underlying economy remains good and we believe that economic activity will improve by the second half of 2003. Interest rates will probably remain at current levels until there are signs of real strength in the economy. Rate increases, when they come, are expected to be gradual. We also believe the situation with Iraq needs to be resolved in order for stability to

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 return to the markets. We believe the Fund is well-positioned to take advantage of higher rates when they occur.

                 In these turbulent times, we continue to believe that money markets are a prudent part of a diversified portfolio because they provide access to liquid assets and help you preserve principal.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                             PORTFOLIO MIX
                                1/31/03

                     [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes                                       40.8%
Bonds/Notes                                                      38.4%
Commercial Paper                                                 11.9%
Certificates of Deposit                                           8.4%

                            [END PIE CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 8-22.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
        CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

   [CHART OF CUMULATIVE PERFORMANCE OF $10,000]


                                        USAA MONEY
                                        MARKET FUND
                                        -----------

 1/31/93                                $10000.00
 2/31/93                                 10023.80
 3/31/93                                 10051.35
 4/30/93                                 10076.27
 5/31/93                                 10098.99
 6/30/93                                 10125.77
 7/31/93                                 10150.02
 8/31/93                                 10175.87
 9/30/93                                 10200.25
10/31/93                                 10223.45
11/30/93                                 10249.18
12/31/93                                 10274.58
 1/31/94                                 10299.97
 2/28/94                                 10323.89
 3/31/94                                 10351.50
 4/30/94                                 10378.60
 5/31/94                                 10411.79
 6/30/94                                 10445.76
 7/31/94                                 10479.94
 8/31/94                                 10519.57
 9/30/94                                 10558.35
10/31/94                                 10600.10
11/30/94                                 10642.95
12/31/94                                 10690.82
 1/31/95                                 10745.12
 2/28/95                                 10793.15
 3/31/95                                 10846.13
 4/30/95                                 10894.31
 5/31/95                                 10951.08
 6/30/95                                 11002.87
 7/31/95                                 11055.62
 8/31/95                                 11108.24
 9/30/95                                 11157.28
10/31/95                                 11211.21
11/30/95                                 11262.04
12/31/95                                 11311.09
 1/31/96                                 11365.96
 2/29/96                                 11412.15
 3/31/96                                 11457.40
 4/30/96                                 11507.62
 5/31/96                                 11556.17
 6/30/96                                 11600.45
 7/31/96                                 11653.14
 8/31/96                                 11701.49
 9/30/96                                 11752.04
10/31/96                                 11802.52
11/30/96                                 11850.09
12/31/96                                 11903.38
 1/31/97                                 11954.97
 2/28/97                                 12001.87
 3/31/97                                 12053.98
 4/30/97                                 12105.85
 5/31/97                                 12158.31
 6/30/97                                 12213.23
 7/31/97                                 12268.37
 8/31/97                                 12319.90
 9/30/97                                 12377.22
10/31/97                                 12432.84
11/30/97                                 12484.00
12/31/97                                 12546.06
 1/31/98                                 12602.13
 2/28/98                                 12653.74
 3/31/98                                 12712.05
 4/30/98                                 12767.02
 5/31/98                                 12820.34
 6/30/98                                 12879.56
 7/31/98                                 12937.14
 8/31/98                                 12994.97
 9/30/98                                 13051.07
10/31/98                                 13105.70
11/30/98                                 13161.02
12/31/98                                 13216.42
 1/31/99                                 13267.01
 2/28/99                                 13314.92
 3/31/99                                 13370.69
 4/30/99                                 13421.25
 5/31/99                                 13468.38
 6/30/99                                 13524.71
 7/31/99                                 13577.47
 8/31/99                                 13634.92
 9/30/99                                 13690.50
10/31/99                                 13745.23
11/30/99                                 13807.90
12/31/99                                 13873.11
 1/31/00                                 13937.57
 2/29/00                                 13998.86
 3/31/00                                 14065.36
 4/30/00                                 14127.04
 5/31/00                                 14202.46
 6/30/00                                 14274.57
 7/31/00                                 14350.19
 8/31/00                                 14426.38
 9/30/00                                 14497.96
10/31/00                                 14577.30
11/30/00                                 14652.46
12/31/00                                 14726.08
 1/31/01                                 14805.95
 2/28/01                                 14869.52
 3/31/01                                 14932.68
 4/30/01                                 14994.00
 5/31/01                                 15049.26
 6/30/01                                 15096.57
 7/31/01                                 15144.97
 8/31/01                                 15187.60
 9/30/01                                 15223.22
10/31/01                                 15256.99
11/30/01                                 15284.83
12/31/01                                 15308.58
 1/31/02                                 15330.35
 2/28/02                                 15349.30
 3/31/02                                 15370.08
 4/30/02                                 15390.55
 5/31/02                                 15412.34
 6/30/02                                 15430.70
 7/31/02                                 15450.38
 8/31/02                                 15471.24
 9/30/02                                 15489.13
10/31/02                                 15508.92
11/30/02                                 15526.41
12/31/02                                 15541.97
 1/31/03                                 15557.61


                   [END CHART]

                 DATA FROM 1/31/93 THROUGH 1/31/03.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW PAGE.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of bonds, notes, and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates. Commercial paper is usually purchased at a discount and matures at par value.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                      CD        Certificate of Deposit
                      COP       Certificate of Participation
                      CP        Commercial Paper
                      GO        General Obligation
                      IDA       Industrial Development Authority/Agency
                      MLO       Municipal Lease Obligation

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                      MTN       Medium-Term Note
                      PCRB      Pollution Control Revenue Bond
                      RB        Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                      (LOC)     Enhanced by a bank letter of credit.
                      (NBGA)    Enhanced by a non-bank guarantee agreement.
                      (LIQ)     Enhanced by a bank liquidity agreement.
                      (INS) Scheduled principal and interest payments are insured by one of the following companies:
                                AMBAC Assurance Corp. or MBIA Insurance Corp.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (33.8%)

              ASSET-BACKED FINANCING
$  29,675     Lockhart Funding LLC, CP(a,b)                         1.81%      2/06/2003     $   29,668
   46,925     Lockhart Funding LLC, CP(a,b)                         1.54       2/25/2003         46,877
   17,764     Lockhart Funding LLC, CP(a,b)                         1.34       4/29/2003         17,706
   40,531     Sunbelt Funding Corp., CP(a,b)                        1.40       2/20/2003         40,501
   11,850     Sunbelt Funding Corp., CP(a,b)                        1.34       3/12/2003         11,833
                                                                                             ----------
                                                                                                146,585
                                                                                             ----------

              AUTO PARTS & EQUIPMENT
   14,607     Johnson Controls, Inc., CP(b)                         1.33       2/03/2003         14,606
                                                                                             ----------

              BANKS
   50,000     Canadian Imperial Bank of Commerce,
                Yankee CD                                           2.51       3/04/2003         50,000
    3,000     Homeside Lending, Inc., MTN                           6.20       5/15/2003          3,028
   25,000     International Bank for Reconstruction &
                Development, Global Notes                           5.63       3/17/2003         25,084
   50,000     International Funding I, LLC, Secured
                Notes, Series 2002 (LOC)(b)                         2.05      11/01/2003         49,985
   33,648     Long Lane Master Trust IV, CP, Series A(a,b)          1.82       3/17/2003         33,573
   95,000     National Bank of Commerce, CD                         2.50       6/17/2003         95,000
   50,000     Nordea Bank Finland plc, Yankee CD                    2.58       7/11/2003         49,996
   25,000     Rabobank Nederland NV, Yankee CD                      2.76       3/24/2003         24,996
   14,500     U.S. Central Credit Union, Global MTN                 6.00       5/21/2003         14,695
   25,000     UBS AG, Yankee CD                                     2.78       3/24/2003         24,992
   50,000     Union Planters Bank NA, CD                            1.63       6/16/2003         50,000
                                                                                             ----------
                                                                                                421,349
                                                                                             ----------

              CONSUMER FINANCE
   24,165     Caterpillar Financial Services Corp.,
                MTN, Series F                                       5.47      10/01/2003         24,723
   50,000     Countrywide Home Loans, Inc., MTN,
                Series K                                            2.59       2/05/2003         50,000
   20,000     Countrywide Home Loans, Inc., MTN,
                Series J                                            5.25       5/22/2003         20,138
                                                                                             ----------
                                                                                                 94,861
                                                                                             ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIAL SERVICES
$  12,000     General Electric Capital Corp. MTN,
                Series A                                            6.75%      9/11/2003     $   12,340
   50,000     General Electric Capital Corp., Global
                MTN, Series A                                       2.38       2/21/2003         50,000
   20,000     General Electric Capital Corp., Global
                MTN, Series A                                       7.50       6/05/2003         20,314
                                                                                             ----------
                                                                                                 82,654
                                                                                             ----------

              ELECTRIC UTILITIES
   16,056     National Cooperative Services Corp., CP(a,b)          1.37       2/03/2003         16,055
   14,112     National Cooperative Services Corp., CP(a,b)          1.40       4/22/2003         14,068
   15,602     Oglethorpe Power Corp., CP(a,b)                       1.55       2/03/2003         15,600
   20,040     Oglethorpe Power Corp., CP(a,b)                       1.32       3/06/2003         20,016
                                                                                             ----------
                                                                                                 65,739
                                                                                             ----------

              GAS UTILITIES
   50,000     Northern Illinois Gas Co., Private Note
                Agreement(b)                                        3.00       4/17/2003         50,000
   10,000     Peoples Gas, Light and Coke Co., CP                   1.34       3/19/2003          9,983
                                                                                             ----------
                                                                                                 59,983
                                                                                             ----------

              GENERAL OBLIGATION
   13,465     Maine, GO, Bond Anticipation Notes                    2.50       6/26/2003         13,498
   10,170     New York City, GO, Series Fiscal 2003E                2.05       8/01/2003         10,172
   18,970     New York City, GO, Series Fiscal 2003H                3.00       8/01/2003         19,099
                                                                                             ----------
                                                                                                 42,769
                                                                                             ----------

              INTEGRATED TELECOMMUNICATION SERVICES
   25,000     New England Telephone and Telegraph
                Co., Notes                                          6.25       3/15/2003         25,133
                                                                                             ----------

              MANAGED HEALTH CARE
   11,002     UnitedHealth Group, Inc., CP(a,b)                     1.33       3/11/2003         10,987
                                                                                             ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE
$  30,000     ZCM Matched Funding Corp., CP(a,b)                    1.44%      3/10/2003     $   29,956
   33,188     ZCM Matched Funding Corp., CP(a,b)                    1.50       3/27/2003         33,113
   18,812     ZCM Matched Funding Corp., CP(a,b)                    1.51       3/27/2003         18,769
                                                                                             ----------
                                                                                                 81,838
                                                                                             ----------

              MUNICIPAL FINANCE
   10,645     New York Job Development Auth., Special
                Purpose Bonds, Series 1992D                         7.70       3/01/2003         10,687
                                                                                             ----------

              PHARMACEUTICALS
   26,391     Wyeth, CP(a,b)                                        1.79       2/04/2003         26,387
   25,000     Wyeth, CP(a,b)                                        1.86       2/05/2003         24,995
                                                                                             ----------
                                                                                                 51,382
                                                                                             ----------

              PROPERTY & CASUALTY INSURANCE
   29,200     Florida Residential Property and
                Casualty Joint Underwriting Assn.,
                Notes, Series 1997A (INS)(b)                        7.38       7/01/2003         29,800
                                                                                             ----------

              REINSURANCE
   42,000     Trenwick Group Inc., Senior Notes (INS)               6.70       4/01/2003         42,342
                                                                                             ----------
              Total fixed-rate instruments (cost: $1,180,715)                                 1,180,715
                                                                                             ----------

              PUT BONDS (7.2%)

              BANKS
   25,000     M&I Marshall & Ilsley Bank Notes                      5.26      12/15/2016         25,759
                                                                                             ----------

              COMMUNITY SERVICE
    8,000     Jicarilla Apache Nation, Taxable Bonds,
               Series 2002B(b)                                      1.90      12/01/2032          8,000
                                                                                             ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS
$  15,000     Brazos River Harbor Navigation,
                District of Brazoria County, TX, RB,
                Series 1999A(b)                                     1.59%      9/01/2029     $   15,000
   58,400     West Baton Rouge, LA, Industrial
                District No. 3, RB, Series 1995(b)                  1.56      11/01/2025         58,400
                                                                                             ----------
                                                                                                 73,400
                                                                                             ----------

              ELECTRIC UTILITIES
   50,000     IDA of Columbia, AL, RB, Series 1997(b)               1.42      11/01/2021         50,000
                                                                                             ----------

              OIL & GAS - REFINING & MARKETING & TRANSPORTATION
   15,000     Harris County, TX, Industrial
                Development Corp., RB, Series 1995(b)               1.35       3/01/2023         15,000
                                                                                             ----------

              SPECIAL ASSESSMENT/TAX/FEE
   77,600     Anaheim, CA, MLO, COP (LOC)                           1.42      12/01/2022         77,600
                                                                                             ----------
              Total put bonds (cost: $249,759)                                                  249,759
                                                                                             ----------

              VARIABLE-RATE DEMAND NOTES (40.8%)

              AGRICULTURAL PRODUCTS
   15,000     Mississippi Business Finance Corp., RB,
                Series 2002 (LOC)                                   1.39       4/01/2012         15,000
                                                                                             ----------

              APPAREL, ACCESSORIES, & LUXURY GOODS
    7,300     St. Charles Parish, LA, RB, Series 2002 (LOC)         1.49       9/01/2024          7,300
                                                                                             ----------

              APPROPRIATED DEBT
   16,235     New Jersey Sports and Exposition Auth.,
                Bonds, Series 2002C (LIQ) (INS)                     1.44       3/01/2005         16,235
                                                                                             ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              ASSET-BACKED FINANCING
$  18,382     Capital One Funding Corp., Notes,
                Series 1996E (LOC)                                  1.40%      7/02/2018     $   18,382
   23,373     Cornerstone Funding Corp. I, Notes,
                Series 2000A (LOC)                                  1.38       4/01/2020         23,373
   25,632     Cornerstone Funding Corp. I, Notes,
                Series 2000B (LOC)                                  1.43       1/01/2021         25,632
   18,716     Cornerstone Funding Corp. I, Notes,
                Series 2001B (LOC)                                  1.38       9/01/2026         18,716
                                                                                             ----------
                                                                                                 86,103
                                                                                             ----------

              AUTO PARTS & EQUIPMENT
   15,000     Alabama IDA, RB (LOC)                                 1.53      10/01/2019         15,000
   10,240     Bardstown, KY, RB, Series 1994 (LOC)                  1.50       6/01/2024         10,240
   11,275     Bardstown, KY, RB, Series 1995 (LOC)                  1.50       3/01/2025         11,275
                                                                                             ----------
                                                                                                 36,515
                                                                                             ----------

              BROADCASTING & CABLE TV
   29,100     New Jersey Economic Development Auth.,
                RB, Series 1997A (NBGA)(b)                          1.36      10/01/2021         29,100
                                                                                             ----------

              CASINOS & GAMING
   21,000     Detroit, MI, Economic Development
                Corp., RB, Series 1999A (LOC)                       1.39       5/01/2009         21,000
   41,830     Detroit, MI, Economic Development
                Corp., RB, Series 1999C (LOC)                       1.51       5/01/2009         41,830
   10,515     Greenville, SC, Memorial Auditorium
                District Public Facilities, MLO, COP,
                Series 1996C (LOC)                                  1.50       9/01/2017         10,515
                                                                                             ----------
                                                                                                 73,345
                                                                                             ----------

              COMMUNITY SERVICE
    7,000     Raleigh, NC, Roman Catholic Diocese,
                Notes, Series A (LOC)                               1.39       6/01/2018          7,000
                                                                                             ----------

              DEPARTMENT STORES
   31,320     Belk, Inc., RB, Series 1998 (LOC)                     1.39       7/01/2008         31,320
                                                                                             ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES
$   6,390     Ferriot, Inc., Notes, Series 1999 (LOC)               1.42%      4/01/2020     $    6,390
                                                                                             ----------

              DIVERSIFIED FINANCIAL SERVICES
   15,845     KBL Capital Fund, Inc., Notes,
                Series A (LOC)                                      1.39       5/01/2027         15,845
                                                                                             ----------

              EDUCATION
   15,000     Pepperdine Univ., Taxable Bonds,
                Series 2002B                                        1.44       8/01/2037         15,000
                                                                                             ----------

              ELECTRIC UTILITIES
   21,600     Muskogee Industrial Trust PCRB,
                Series 1997A                                        1.70       6/01/2027         21,600
                                                                                             ----------

              ENVIRONMENTAL SERVICES
    7,700     Texas Disposal Systems, Inc., Notes,
                Series 2000 (LOC)                                   1.40       5/01/2012          7,700
                                                                                             ----------

              GENERAL OBLIGATION
   26,800     Community Development of National City,
                CA, Tax Allocation Bonds, Series 2001A
                (LIQ) (INS)                                         1.46       8/01/2025         26,800
    9,925     San Bernardino County, CA, MLO, COP,
                Series 1995D (LOC)                                  1.74       3/01/2024          9,925
   20,318     Wayne County, MI, GO, Taxable Notes,
                Series 2002                                         1.45       7/01/2005         20,318
                                                                                             ----------
                                                                                                 57,043
                                                                                             ----------

              HEALTH CARE FACILITIES
   12,515     American Health Care Centers, Inc.,
                Notes, Series 1999 (LOC)                            1.42       2/01/2019         12,515
   13,000     Barrington Development Funding, LLC,
                Taxable Notes, Series 2002A (LOC)                   1.39      12/01/2032         13,000
   19,165     Bronson Lifestyle Improvement &
                Research Center, Notes, Series A (LOC)              1.39       9/01/2030         19,165
   32,420     Crouse Health Hospital, Inc., RB,
                Series 1996 (LOC)                                   2.72       7/01/2017         32,420
    7,640     Crystal Clinic, Notes, Series 2000 (LOC)              1.42       4/01/2020          7,640

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
$  15,000     Infirmary Health Systems Special Care, RB,
                Series 2000B (LOC)                                1.39%        1/01/2024     $   15,000
   12,655     Louisiana Public Facilities Authority RB,
                Series 2002D (LOC)                                1.47         7/01/2028         12,655
    8,160     MCE MOB IV LP, Taxable Demand Notes,
                Series 2002 (LOC)                                 1.42         8/01/2022          8,160
                                                                                             ----------
                                                                                                120,555
                                                                                             ----------

              HEALTH MISCELLANEOUS
   11,280     Gulf Breeze Healthcare Facilities RB,
                Series 1999 (NBGA)(b)                             1.48         1/01/2024         11,280
                                                                                             ----------

              HOME FURNISHINGS
   12,000     Standard Furniture Manufacturing Co.,
                Inc., Promissory Notes, Series 2002 (LOC)         1.44         3/01/2015         12,000
                                                                                             ----------

              HOSPITAL
   16,400     Indiana Health Facility Financing
                Auth., RB, Series 1999B (LOC)                     1.39         1/01/2019         16,400
                                                                                             ----------

              HOTELS, RESORTS, & CRUISE LINES
   14,225     Central Michigan Inns, RB,
                Series 1998A (LOC)                                1.50        11/01/2028         14,225
                                                                                             ----------

              HOUSEHOLD APPLIANCES
   15,300     Mississippi Business Finance Corp.,
                Industrial Development RB,
                Series 2000 (LOC)                                 1.41         6/01/2015         15,300
                                                                                             ----------

              INDUSTRIAL CONGLOMERATES
   14,000     Mississippi Business Finance Corp., RB,
                Series 1998(b)                                    1.36         2/01/2023         14,000
                                                                                             ----------

              INDUSTRIAL MACHINERY
   11,415     Savannah, GA, Economic Development
                Auth., RB, Series 1998 (LOC)                      1.35         6/01/2018         11,415
   13,820     Sterling Pipe & Tube, Inc., Notes,
                Series 2000 (LOC)                                 1.42        11/01/2012         13,820
                                                                                             ----------
                                                                                                 25,235
                                                                                             ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              LEISURE FACILITIES
$   8,940     First Church of God, OH, Notes,
                Series 2002 (LOC)                                   1.70%     10/03/2022     $    8,940
   19,985     Golf Club of Georgia Inc., Bonds,
                Series 2001 (LOC)                                   1.34      10/01/2021         19,985
   31,500     Olympic Club California, RB,
                Series 2002 (LOC)                                   1.45      10/01/2032         31,500
                                                                                             ----------
                                                                                                 60,425
                                                                                             ----------

              LEISURE PRODUCTS
    9,585     McDuffie County, GA, Development Auth.,
                RB, Series 2002 (LOC)                               1.44       8/01/2022          9,585
                                                                                             ----------

              MULTIFAMILY HOUSING
   11,520     Arbor Station IV, LLC, Notes, Series
                1999A (LOC)                                         1.36       2/01/2024         11,520
   13,845     Arbor View II, LLC, Notes, Series 2001A
                (LOC)                                               1.36       4/01/2028         13,845
   50,000     Capital Trust Agency MFH RB,
                Series 1999A (NBGA)                                 1.48      12/01/2032         50,000
   22,335     Capital Trust Agency MFH RB,
                Series 1999B (NBGA)                                 1.48      12/01/2032         22,335
   20,000     Memphis, TN, Health, Educational and
                Housing Facility Board Bonds,
                Series 2000 (NBGA)(b)                               1.48       8/01/2032         20,000
    8,700     New York City Housing Development
                Corp., Multi-Family Mortgage RB,
                Series 2002B (LOC)                                  1.49      12/01/2035          8,700
    8,700     New York State Housing Finance Agency,
                RB, Series 2000B (LOC)                              1.50      11/01/2033          8,700
    8,600     New York State Housing Finance Agency,
                RB, Series 2001B (LOC)                              1.50      11/01/2033          8,600
                                                                                             ----------
                                                                                                143,700
                                                                                             ----------

              NURSING/CCRC
   21,080     Chestnut Partnership, Bonds,
                Series 1999 (LOC)                                   1.45       1/01/2029         21,080
   14,600     Lincolnwood Funding Corp., RB,
                Series 1995A (LOC)                                  1.40       8/01/2015         14,600

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
$   9,225     Missouri Health and Educational
                Facilities Auth., RB, Series 1996B (LOC)            1.45%     12/01/2016     $    9,225
   35,900     Riderwood Village, Inc., Notes,
                Series 2001 (LOC)                                   1.50       7/01/2031         35,900
                                                                                             ----------
                                                                                                 80,805
                                                                                             ----------

              OIL & GAS EXPLORATION & PRODUCTION
   15,000     Georgia Municipal Gas Auth. RB,
                Series 2003A (LOC)                                  1.38       2/01/2015         15,000
                                                                                             ----------

              PAPER PRODUCTS
   11,624     Bancroft Bag, Inc., Notes, Series 1998
                (LOC)                                               1.45      11/01/2008         11,624
   12,795     Mac Papers, Inc., Demand Bonds,
                Series 1995 (LOC)                                   1.39       8/03/2015         12,795
                                                                                             ----------
                                                                                                 24,419
                                                                                             ----------

              PROPERTY & CASUALTY INSURANCE
   70,000     Alfa Corp., Promissory Notes,
                Series 2002(b)                                      1.54       6/01/2017         70,000
                                                                                             ----------

              REAL ESTATE MANAGEMENT & DEVELOPMENT
   10,500     Cornerstone Funding Corp. I, Notes,
                Series 2000C (LOC)                                  1.38      12/01/2020         10,500
   13,450     Dellagnese Properties LLC, Taxable
                Demand Notes, Series 2000 (LOC)                     1.42      11/01/2025         13,450
   15,480     Douglas County, GA, Development Auth.,
                RB, Series 2000 (LOC)                               1.35       1/01/2021         15,480
   17,000     Exchange at Hammond LLC, Bonds,
                Series 2002 (LOC)                                   1.43       8/01/2022         17,000
   18,940     Fairway Park Properties LLC, Notes,
                Series 2001 (LOC)                                   1.42      10/15/2026         18,940
    9,065     Houston County, GA, IDA, RB,
                Series 1997 (LOC)                                   1.38       8/01/2012          9,065
   12,000     JPV Capital LLC, Notes,
                Series 1999A (LOC)                                  1.44      12/01/2039         12,000
   15,195     JPV Capital LLC, Notes,
                Series 2001A (LOC)                                  1.39       7/01/2041         15,195

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
$  24,020     Katz Capital Corp., Taxable Demand
                Notes, Series 1999A (LOC)                           1.35%     11/15/2029     $   24,020
    6,945     Kederike Financial Group, LLC, Bonds,
                Series 2002A (LOC)                                  1.49       7/01/2022          6,945
   12,360     LAM Funding LLC, Notes,
                Series 1997 (LOC)                                   1.39      12/15/2027         12,360
   24,510     Mayfair At Great Neck, NY, Bonds,
                Series 1997 (LOC)                                   1.58       1/01/2023         24,510
    9,790     Pierce Memorial Baptist Home, Inc.,
                Bonds, Series 1999 (LOC)                            1.45      10/01/2028          9,790
   10,320     PRA at Glenwood Hills Corporate Centre,
                LLC, Notes, Series 1997 (LOC)                       1.39       8/01/2027         10,320
   11,470     SBAR Piperno Co., RB, Series 1998 (LOC)               1.39       9/01/2012         11,470
   22,210     SF Tarns LLC, RB, Series 2000 (LOC)                   1.44      12/01/2025         22,210
   14,500     Shepherd Capital LLC, Notes,
                Series 2003A (LOC)                                  1.39       1/01/2053         14,500
                                                                                             ----------
                                                                                                247,755
                                                                                             ----------

              REAL ESTATE TAX/FEE
   12,000     Mississippi Development Bank, Special
                Obligation Bonds, Series 2002 (LIQ) (INS)           1.47       6/01/2032         12,000
                                                                                             ----------

              SOLID WASTE DISPOSAL
   39,800     Inland Empire Solid Waste Financing
                Auth., RB, Series 1999A (LOC)                       1.80       8/01/2016         39,800
                                                                                             ----------

              SPECIAL ASSESSMENT/TAX/FEE
   23,250     County of Cuyahoga, OH, RB,
                Series 1992B (LIQ)                                  1.50       6/01/2022         23,250
                                                                                             ----------

              SPECIALTY CHEMICALS
    6,500     Gary, IN, Empowerment Zone Bonds,
                Series 2000A (LOC)                                  1.59       5/11/2020          6,500
                                                                                             ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
              TEXTILES
$  10,000     Alabama IDA, RB, Series 1994 (LOC)                    1.67%      7/01/2021     $   10,000
    9,694     Loma Co. LLC, Floating Rate Option
                Notes (LOC)                                         1.40      12/01/2008          9,694
                                                                                             ----------
                                                                                                 19,694
                                                                                             ----------

              WATER/SEWER UTILITY
   17,605     Hesperia, CA, Public Financing Auth., RB,
                Series 1998A (LOC)                                  2.34       6/01/2026         17,605
                                                                                             ----------
              Total variable-rate demand notes
                (cost: $1,425,029)                                                            1,425,029
                                                                                             ----------

              ADJUSTABLE-RATE NOTES (17.7%)

              ASSET-BACKED FINANCING
   24,500     Permanent Financing (No. 1) plc, Notes,
                Series 1A(b)                                        1.36       6/10/2003         24,498
   38,550     Residential Mortgage Securities 13 plc,
                Class A1(b)                                         1.41       9/12/2003         38,548
                                                                                             ----------
                                                                                                 63,046
                                                                                             ----------

              BANKS
   10,000     Bank One Corp., MTN, Series B                         1.62       2/14/2003         10,001
   40,000     KeyCorp Senior MTN, Series F                          1.59       7/25/2003         40,009
   25,000     Northern Rock plc, Notes(b)                           1.40       2/14/2003         25,000
   50,000     Northern Rock plc, Notes(b)                           1.37       1/16/2004         50,000
   75,000     Washington Mutual Bank, Senior Global
                Notes, Series 5                                     1.54      11/25/2003         75,000
                                                                                             ----------
                                                                                                200,010
                                                                                             ----------

              CONSUMER FINANCE
   20,000     American Honda Finance Corp., MTN(b)                 1.66        8/04/2003         19,998
    5,300     Countrywide Home Loans, Inc., MTN                    1.68        6/03/2003          5,300
   25,000     Countrywide Home Loans, Inc., MTN,
                Series J                                           1.93       10/01/2003         25,049
   45,000     Household Finance Corp., Extendible
                Liquidity Securities Notes                         1.87        8/18/2003         45,001

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                               COUPON OR
PRINCIPAL                                                       DISCOUNT
   AMOUNT     SECURITY                                              RATE        MATURITY          VALUE
-------------------------------------------------------------------------------------------------------
$  45,000     Household Finance Corp., MTN                          1.65%      9/26/2003     $   44,956
   10,500     Household Finance Corp., MTN                          1.84      10/08/2003         10,493
                                                                                             ----------
                                                                                                150,797
                                                                                             ----------

              DIVERSIFIED FINANCIAL SERVICES
   20,000     Credit Suisse First Boston (USA), Inc.,
                MTN                                                 1.99      11/02/2003         20,043
   20,000     General Electric Capital Corp., MTN,
                Series A                                            1.41       2/09/2004         20,000
   43,700     Meridian Funding Co. LLC, MTN (INS)(b)                1.36       5/20/2003         43,700
                                                                                             ----------
                                                                                                 83,743
                                                                                             ----------

              LIFE & HEALTH INSURANCE
   17,143     Premium Asset Trust Certificates,
                Series 2002-5(b)                                    1.45       5/08/2003         17,143
   30,000     Premium Asset Trust Certificates,
                Series 1998-1(b)                                    1.61       6/11/2003         30,009
   25,000     Premium Asset Trust Certificates,
                Series 2001-10(b)                                   1.58      11/14/2003         25,013
   50,000     Premium Asset Trust Certificates,
                Series 2001-11(b)                                   1.60      11/20/2003         50,050
                                                                                             ----------
                                                                                                122,215
                                                                                             ----------
              Total adjustable-rate notes (cost: $619,811)                                      619,811
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $3,475,314)                                           $3,475,314
                                                                                             ==========

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                 % OF
PORTFOLIO SUMMARY BY CONCENTRATION                         NET ASSETS
--------------------------------------------------------------------------------
         Banks                                                   18.5%
         Asset-Backed Financing                                   8.5
         Real Estate Management & Development                     7.1
         Consumer Finance                                         7.0
         Diversified Financial Services                           5.2
         Multifamily Housing                                      4.1
         Electric Utilities                                       3.9
         Health Care Facilities                                   3.5
         Life & Health Insurance                                  3.5
         General Obligation                                       2.9
         Property & Casualty Insurance                            2.9
         Special Assessment/Tax/Fee                               2.9
         Multi-Line Insurance                                     2.3
         Nursing/CCRC                                             2.3
         Casinos & Gaming                                         2.1
         Diversified Chemicals                                    2.1
         Gas Utilities                                            1.7
         Leisure Facilities                                       1.7
         Auto Parts & Equipment                                   1.5
         Pharmaceuticals                                          1.5
         Reinsurance                                              1.2
         Solid Waste Disposal                                     1.1
         Other                                                   12.0
                                                                -----
         Total                                                   99.5%
                                                                =====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

              (a) Commercial paper issued in reliance on the "private placement"
                  exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by USAA Investment Management Company (the Manager) to be liquid under guidelines approved by the Board of Directors.

              (b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

   Investments in securities (valued at amortized cost)                 $3,475,314
   Cash                                                                      7,760
   Receivables:
      Capital shares sold                                                    9,605
      Interest                                                              15,454
                                                                        ----------
         Total assets                                                    3,508,133
                                                                        ----------

LIABILITIES

   Capital shares redeemed                                                  12,994
   USAA Investment Management Company                                          711
   USAA Transfer Agency Company                                                520
   Accounts payable and accrued expenses                                       257
   Dividends on capital shares                                                  58
                                                                        ----------
      Total liabilities                                                     14,540
                                                                        ----------
         Net assets applicable to capital shares outstanding            $3,493,593
                                                                        ==========

NET ASSETS CONSIST OF:

   Paid-in capital                                                      $3,493,593
                                                                        ==========
   Capital shares outstanding                                            3,493,593
                                                                        ==========

   Authorized shares of $.01 par value                                   7,700,000
                                                                        ==========
   Net asset value, redemption price, and offering price per share      $     1.00
                                                                        ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME

   Interest income                                            $34,460
                                                              -------
   Expenses:
      Management fees                                           4,255
      Administrative and servicing fees                         1,773
      Transfer agent's fees                                     3,070
      Custodian's fees                                            494
      Postage                                                     260
      Shareholder reporting fees                                  324
      Directors' fees                                               2
      Registration fees                                            76
      Professional fees                                            43
      Other                                                        64
                                                              -------
         Total expenses                                        10,361
      Expenses paid indirectly                                    (21)
                                                              -------
         Net expenses                                          10,340
                                                              -------
            Net investment income                             $24,120
                                                              =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                          1/31/2003           7/31/2002
                                                        -------------------------------
FROM OPERATIONS

   Net investment income                                $    24,120         $    74,700
                                                        -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (24,120)            (74,700)
                                                        -------------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                              1,610,694           3,716,299
   Reinvested dividends                                      23,604              72,887
   Cost of shares redeemed                               (1,710,164)         (4,087,518)
                                                        -------------------------------
      Decrease in net assets from
        capital share transactions                          (75,866)           (298,332)
                                                        -------------------------------
Net decrease in net assets                                  (75,866)           (298,332)

NET ASSETS

   Beginning of period                                    3,569,459           3,867,791
                                                        -------------------------------
   End of period                                        $ 3,493,593         $ 3,569,459
                                                        ===============================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                            1,610,694           3,716,299
   Shares issued for dividends reinvested                    23,604              72,887
   Shares redeemed                                       (1,710,164)         (4,087,518)
                                                        -------------------------------
      Decrease in shares outstanding                        (75,866)           (298,332)
                                                        ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the
          Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

                 the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $21,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

          The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended January 31, 2003, were $7,376,046,000 and $7,513,858,000, respectively.

          At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred management fees, paid or payable to the Manager, of $4,255,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,773,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended
                 January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $3,070,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

          Association), a large, diversified financial services institution. At January 31, 2003, the Association and its affiliates owned 1,176,000 shares (.03%) of the Fund.

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

          On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on January 30, 1981. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA MONEY MARKET FUND
JANUARY 31, 2003 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                    JANUARY 31,                                YEAR ENDED JULY 31,
                                   ---------------------------------------------------------------------------------------
                                         2003             2002           2001             2000           1999         1998
                                   ---------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $     1.00       $     1.00     $     1.00       $     1.00     $     1.00   $     1.00
Income from investment operations:
   Net investment income                  .01              .02            .05              .05            .05          .05
Less distributions:
   From net investment income            (.01)            (.02)          (.05)            (.05)          (.05)        (.05)
                                   ---------------------------------------------------------------------------------------
Net asset value at end of period   $     1.00       $     1.00     $     1.00       $     1.00     $     1.00   $     1.00
                                   =======================================================================================
Total return (%)*                         .69             2.02           5.54             5.66           4.95         5.45
Net assets at
   end of period (000)             $3,493,593       $3,569,459     $3,867,791       $3,427,820     $3,011,013   $2,491,473
Ratio of expenses to average
   net assests (%)**                      .58(a,d)         .57(d)         .49(b,d)         .46(c)         .45          .45
Ratio of expenses to average
   net assets excluding
   reimbursements (%)**                   N/A              N/A            .49(b,d)         .48            .48          .48
Ratio of net investment
   income to average
   net assets (%)**                      1.36(a)          2.01           5.36             5.56           4.83         5.32

 *  Assumes reinvestment of all dividend income distributions during the period.
**  For the six-month period ended January 31, 2003, average net assets were $3,515,841,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the Fund's expense ratio to 0.46%
    of the Fund's average annual net assets
(c) Effective December 1, 1999, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.46% of the Fund's average annual net assets.
(d) Reflects total expenses excluding any fee-offset arrangements, which reduced these ratios as follows:
                                         (.03)%              -              -              N/A            N/A          N/A

                                                                              33
 N O T E S
==========----------------------------------------------------------------------

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

34

 N O T E S
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

          DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                           Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

 INVESTMENT ADVISER,       USAA Investment Management Company
        UNDERWRITER,       9800 Fredericksburg Road
    AND DISTRIBUTOR        San Antonio, Texas 78288

     TRANSFER AGENT        USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

          CUSTODIAN        State Street Bank and Trust Company
                           P.O. Box 1713
                           Boston, Massachusetts 02105

INDEPENDENT AUDITORS       Ernst & Young LLP
                           100 West Houston St., Suite 1900
                           San Antonio, Texas 78205

          TELEPHONE        Call toll free - Central time
   ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
  INFORMATION ABOUT        For account servicing, exchanges,
       MUTUAL FUNDS        or redemptions
                           1-800-531-8448, in San Antonio 456-7202

    RECORDED MUTUAL        24-hour service (from any phone)
  FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

        MUTUAL FUND        (from touch-tone phones only)
  USAA TOUCHLINE(R)        For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           1-800-531-8777, in San Antonio 498-8777

    INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                 Recycled
                                                                   Paper

--------------------------------------------------------------------------------

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